Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales	$ 36,641	$ 34,835	$ 30,837
Costs and expenses
Cost of goods sold	31,623	30,287	27,019
Depreciation and amortization	890	1,063	801
Selling, general and administrative	1,707	1,616	1,510
Interest expense, net	29	16	16
Equity income	(211)	(196)	(151)
Other expense (income), net	64	144	(108)
Income from operations before income taxes	2,539	1,905	1,750
Income taxes	659	360	324
Net income	1,880	1,545	1,426
Net loss attributable to non-controlling interests	2	16	7
Net income attributable to Magna International Inc.	$ 1,882	$ 1,561	$ 1,433
Earnings per Common Share:
Basic	$ 8.81	$ 6.85	$ 6.17
Diluted	$ 8.69	$ 6.76	$ 6.09
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	213.6	227.9	232.4
Diluted	216.6	230.8	235.2